Income Taxes (Details) - Schedule of Reconciliation of the Federal Income Tax Rate	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of the Federal Income Tax Rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit			0.00%	0.00%
Change in fair value of warrant liabilities			(6.76%)	(17.50%)
Change in fair value of forward purchase agreement			(5.96%)	0.00%
Transaction costs allocable to warrant liabilities			0.00%	0.00%
Franchise tax – fines and penalties			(0.01%)	0.00%
Change in valuation allowance			(18.94%)	1.70%
Income tax provision			(10.67%)	5.20%